Label	Element	Value
AMERICAN CENTURY INTERNATIONAL BOND FUNDS | INTERNATIONAL BOND FUND
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American Century International Bond Funds Summary Prospectus and Prospectus Supplement International Bond Fund
Supplement dated November 15, 2023 ■ Summary Prospectus and Prospectus dated March 1, 2023

The Board of Trustees has approved a plan of liquidation for the International Bond Fund. Under the plan, the liquidation date of the fund will be February 15, 2024. The fund will be closed to all new accounts and all new investments, except reinvested distributions, as of the close of the New York Stock Exchange on February 8, 2024.
To prepare for the closing and liquidation of the fund, the fund’s portfolio managers may increase the portion of assets held in cash and similar investments to pay expenses and meet redemption requests. In doing so, the portfolio managers may sell securities to increase cash and cash equivalents exposure up to 100% of the portfolio. As a result, the fund will not be pursuing its stated investment objectives. The fund will also adjust the valuation of fixed income securities in its portfolio from the mean of the bid/ask price to the bid price.
AMERICAN CENTURY INTERNATIONAL BOND FUNDS | INTERNATIONAL BOND FUND | INVESTOR CLASS
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Trading Symbol	dei_TradingSymbol	BEGBX
AMERICAN CENTURY INTERNATIONAL BOND FUNDS | INTERNATIONAL BOND FUND | I CLASS
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Trading Symbol	dei_TradingSymbol	AIBHX
AMERICAN CENTURY INTERNATIONAL BOND FUNDS | INTERNATIONAL BOND FUND | Y CLASS
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Trading Symbol	dei_TradingSymbol	AIBYX
AMERICAN CENTURY INTERNATIONAL BOND FUNDS | INTERNATIONAL BOND FUND | A CLASS
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Trading Symbol	dei_TradingSymbol	AIBDX
AMERICAN CENTURY INTERNATIONAL BOND FUNDS | INTERNATIONAL BOND FUND | C Class
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Trading Symbol	dei_TradingSymbol	AIQCX
AMERICAN CENTURY INTERNATIONAL BOND FUNDS | INTERNATIONAL BOND FUND | R CLASS
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Trading Symbol	dei_TradingSymbol	AIBRX
AMERICAN CENTURY INTERNATIONAL BOND FUNDS | INTERNATIONAL BOND FUND | R5 CLASS
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Trading Symbol	dei_TradingSymbol	AIDIX
AMERICAN CENTURY INTERNATIONAL BOND FUNDS | INTERNATIONAL BOND FUND | R6 CLASS
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Trading Symbol	dei_TradingSymbol	AIDDX
AMERICAN CENTURY INTERNATIONAL BOND FUNDS | INTERNATIONAL BOND FUND | G CLASS
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Trading Symbol	dei_TradingSymbol	AIBGX